Reporting Entity - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure In Entirety Of Reporting Entity [Line Items]
Date of incorporation	Jun. 07, 2021	Jun. 07, 2021